MEMBERS' INTEREST	12 Months Ended
Dec. 31, 2016
MEMBERS' INTEREST

NOTE 12 – MEMBERS’ INTEREST

Units Authorized, Issued and Outstanding:

As of December 31, 2016, the Company was authorized to issue up to 208,617 Class A Units, 141,496 Class B Units, and 15,321 Class C Units. The Company has two classes of units: Member units and Profit interest units. Member units include Class A and B units which are issued in exchange for capital contributions (hereafter the “Member group”). Profit interest units consist of Class C Units which are issued to employees or independent contractors in exchange for performing services (hereafter the “Profit group”). As of December 31, 2016, 206,892 Class A Units, 141,496 Class B Units and 12,981 Class C units were issued and outstanding. Losses are allocated to Class A and B unit members based on their respective unit percentage. The Class C Units are treated as profit interests, meaning they do not participate in losses. Profits are shared across the unit holders based on unit percentage across Class A, B and C units, once losses allocated to Class A and B unit members are recovered.

In connection with the Arrangement Agreement, SG Enterprises II (“SG Enterprise”), an entity owned and controlled by John Stanton and Theresa Gillespie, related parties of Trilogy, subscribed for additional Class A Units of Trilogy for approximately $5 million. The contribution was received by Trilogy in November 2016.

Voting Rights:

The Class A Units have one vote per Class A Unit. Class B Units have ten votes per Class B Unit. The Class C Units have no voting rights.

Conversion

Class B units may be converted to Class A Units on a one to one basis at any time and from time to time at the option of the holder thereof upon written notice of such holder to the Company listing the number of Class B units to be converted. Class A units and Class C Units are not convertible. All unit members are subject to drag along rights which require automatic participation by all unit members in any transaction that is approved by one or more members owning units constituting 50% or greater of the voting rights of the total outstanding Class A and B Units.

Distribution & Liquidation Rights:

The following summarizes the hierarchy of distributions among the debt and equity holders of the Company in the event of liquidation:

•	Debt holders receive their outstanding balance on debt;

•	Distributions will be made among the equity holders in proportion to the number of Units held by each member, except that:

•	No distributions will be made with respect to any Class C Units until the Class A Units and Class B Units have received, on a per-Unit basis, distributions equal to a predetermined “Threshold Amount” that is assigned to each Class C Unit. For Class C Units issued before 2008 (“Original Class C Units”), the Threshold Amount is $1,250 per Unit. For Class C Units issued during or after 2008, the Threshold Amount is $1,073 per Unit;

•	Until distributions among the Class A Units and Class B Units have reached the Threshold Amount for a Class C Unit, amounts that would otherwise be distributable with respect to that Unit will instead be distributed among the Class A Units and Class B Units; and

•	Once distributions among the Class A Units and Class B Units have reached the Threshold Amount of $1,250 per Unit for the Original Class C Units, the Original Class C Units will receive a priority distribution of $250 per Unit from amounts that would otherwise be distributable among the Class A Units and Class B Units.